Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

The Company currently does not plan to grant equity awards, including stock options, to officers, directors, employees, or service providers; accordingly, the Company does not have a formal policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The Company currently does not plan to grant equity awards, including stock options, to officers, directors, employees, or service providers
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Company does not have a formal policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false